Long-term Borrowings (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2017 TWD ($)
Disclosure of reconciliation of liabilities to cash flows arising from financing activities [Line Items]
January 1, 2017	$ 125,627,606
Cash flows	(9,701,925)
Non-cash changes, Changes in exchange rate	(1,114,381)
Non-cash changes, Effect of change in consolidated entities	(84,187)
Non-cash changes, Amortization on transaction costs	143,755
December 31, 2017	114,870,868
Short-term borrowings
Disclosure of reconciliation of liabilities to cash flows arising from financing activities [Line Items]
January 1, 2017	526,723
Cash flows	2,903,927
Non-cash changes, Changes in exchange rate	(6,274)
Non-cash changes, Effect of change in consolidated entities	0
Non-cash changes, Amortization on transaction costs	0
December 31, 2017	3,424,376
Long-term borrowings
Disclosure of reconciliation of liabilities to cash flows arising from financing activities [Line Items]
January 1, 2017	124,262,620
Cash flows	(12,571,198)
Non-cash changes, Changes in exchange rate	(1,142,980)
Non-cash changes, Effect of change in consolidated entities	(84,187)
Non-cash changes, Amortization on transaction costs	143,755
December 31, 2017	110,608,010
Guarantee deposits received
Disclosure of reconciliation of liabilities to cash flows arising from financing activities [Line Items]
January 1, 2017	838,263
Cash flows	(34,654)
Non-cash changes, Changes in exchange rate	34,873
Non-cash changes, Effect of change in consolidated entities	0
Non-cash changes, Amortization on transaction costs	0
December 31, 2017	$ 838,482